Restatement (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 08, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Fair value of the warrants	$ 26,800	$ (18)	$ (1,124)	$ (3)	$ (3,601)
Loss on issuance of common stock and warrants	26,800	26,200		26,200
Purchase price of warrant liability	26,200
Residual amount the loss on issuance on issuance of common stock and warrants	$ 600
Additional paid in capital and accumulated deficit, overstated amount		$ 26,200		$ 26,200
Purchase Agreements [Member] | Investors [Member]
Sale of common stock, shares	3,735,922
Sale of stock price per share	$ 7.00
Warrants to purchase common stock	3,735,922
Sale of common stock shares, value	$ 26,200
Overstatement loss	$ 26,200